Condensed Statements of Comprehensive Income (Loss) (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Condensed Statements of Comprehensive Income (Loss) (Unaudited)
Net revenue	$ 0	$ 559,851	$ 737,776	$ 914,492	$ 1,890,517	$ 2,154,777
Cost of goods sold	0	212,835	269,629	163,755	515,792	949,782
Gross margin	0	347,016	468,147	750,737	1,374,725	1,204,995
Operating expenses
General and administrative	15,636	469,043	208,912	953,389	485,169	1,194,354
Total operating expenses		469,043	208,912	953,389	485,169
Income (loss) from operations		281,694	138,104	421,336	(17,022)
Other income (expense):
Interest expense		(16,212)		(32,453)
Total other income (expense)		(16,212)		(32,453)
Income (loss) before income tax provision	(15,636)	265,482	138,104	388,883	(17,022)	10,641
Income tax provision	0			68		0
Net income (loss)	$ (15,636)	$ 265,482	$ 138,104	$ 388,815	$ (17,022)	$ 10,641
Per-share data
Basic and diluted income (loss) per share	$ (0.01)	$ 0.01	$ (0.04)	$ 0.01	$ 0.01	$ 0.00
Weighted average number of common shares outstanding	2,661,316	29,270,502	3,561,316	29,270,502	3,272,918	26,609,186